UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	11/30/2017

Item 1. Schedule of Investments

Prudential Jennison Value Fund

Schedule of Investments

as of November 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 3.8%
Boeing Co. (The)	40,148	$11,112,966
United Technologies Corp.	71,488	8,682,218

		19,795,184

Air Freight & Logistics — 1.2%
FedEx Corp.	27,691	6,409,359

Banks — 16.6%
Bank of America Corp.	633,192	17,837,019
BB&T Corp.	202,766	10,020,696
Citigroup, Inc.	191,679	14,471,764
JPMorgan Chase & Co.	250,595	26,192,189
PNC Financial Services Group, Inc. (The)	82,938	11,657,765
Wells Fargo & Co.	124,285	7,018,374

		87,197,807

Biotechnology — 1.1%
Shire PLC, ADR	37,329	5,552,689

Building Products — 1.0%
Johnson Controls International PLC	137,819	5,187,507

Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The)	44,869	11,111,359

Chemicals — 3.2%
DowDuPont, Inc.	121,587	8,749,400
FMC Corp.	84,692	7,994,925

		16,744,325

Communications Equipment — 1.6%
Cisco Systems, Inc.	226,653	8,454,157

Consumer Finance — 3.5%
Capital One Financial Corp.	108,488	9,980,896
SLM Corp.*	730,147	8,447,801

		18,428,697

Containers & Packaging — 1.3%
Sealed Air Corp.	136,317	6,550,032

Electric Utilities — 3.4%
American Electric Power Co., Inc.	98,706	7,662,547
Exelon Corp.	249,543	10,408,438

		18,070,985

Electrical Equipment — 1.4%
Eaton Corp. PLC	91,614	7,125,737

Electronic Equipment, Instruments & Components — 1.6%
Flex Ltd.*	461,486	8,339,052

Energy Equipment & Services — 1.5%
Halliburton Co.	193,690	8,092,368

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	57,705	8,305,481

Food & Staples Retailing — 2.0%
Wal-Mart Stores, Inc.	110,099	10,704,926

Food Products — 2.6%
Conagra Brands, Inc.	217,011	8,101,021
Mondelez International, Inc., (Class A Stock)	127,390	5,470,126

		13,571,147

Health Care Equipment & Supplies — 1.5%
Zimmer Biomet Holdings, Inc.	69,140	8,096,294

Health Care Providers & Services — 3.4%
Cigna Corp.	48,247	10,215,337
Laboratory Corp. of America Holdings*	47,607	7,534,760

		17,750,097

Hotels, Restaurants & Leisure — 4.1%
Carnival Corp.	83,115	5,455,669
Hyatt Hotels Corp., (Class A Stock)*	131,318	9,502,170
McDonald’s Corp.	38,073	6,547,414

		21,505,253

Household Durables — 0.8%
Newell Brands, Inc.	126,814	3,927,430

Household Products — 2.3%
Procter & Gamble Co. (The)	131,684	11,850,243

Insurance — 4.6%
Brighthouse Financial, Inc.*	63,011	3,704,417
Chubb Ltd.	72,419	11,015,654
MetLife, Inc.	170,875	9,172,570

		23,892,641

Internet Software & Services — 2.2%
Alphabet, Inc., (Class A Stock)*	6,999	7,252,154
eBay, Inc.*	128,017	4,438,349

		11,690,503

IT Services — 1.2%
DXC Technology Co.	66,463	6,389,753

Media — 3.9%
Comcast Corp., (Class A Stock)	246,509	9,253,948
Liberty Global PLC (United Kingdom), (Class C Stock)*	173,857	5,360,011
Twenty-First Century Fox, Inc., (Class A Stock)	178,613	5,704,899

		20,318,858

Oil, Gas & Consumable Fuels — 8.1%
Anadarko Petroleum Corp.	76,802	3,693,408
Chevron Corp.	108,431	12,902,205
Noble Energy, Inc.	139,424	3,666,851
Royal Dutch Shell PLC (Netherlands), (Class A Stock), ADR	214,793	13,772,527
Suncor Energy, Inc. (Canada)	237,863	8,268,118

		42,303,109

Pharmaceuticals — 6.6%
Allergan PLC	30,873	5,366,654
Bristol-Myers Squibb Co.	60,468	3,820,973
Eli Lilly & Co.	89,819	7,602,280
Merck & Co., Inc.	122,269	6,757,808
Pfizer, Inc.	311,502	11,295,062

		34,842,777

Road & Rail — 1.7%
Union Pacific Corp.	71,373	9,028,685

Semiconductors & Semiconductor Equipment — 1.6%
Texas Instruments, Inc.	86,303	8,396,419

Software — 3.2%
Microsoft Corp.	102,379	8,617,240
PTC, Inc.*	131,592	8,379,779

		16,997,019

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	47,138	8,100,665

Textiles, Apparel & Luxury Goods — 1.3%
Tapestry, Inc.	160,614	6,695,998

Wireless Telecommunication Services — 1.7%
Vodafone Group PLC (United Kingdom), ADR(a)	283,171	8,716,003

TOTAL LONG-TERM INVESTMENTS (cost $339,890,486)		520,142,559

SHORT-TERM INVESTMENTS — 2.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	3,320,763	3,320,763
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $8,861,759; includes $8,857,900 of cash collateral for securities on loan)(b)(w)	8,860,873	8,861,759

TOTAL SHORT-TERM INVESTMENTS (cost $12,182,522)		12,182,522

TOTAL INVESTMENTS — 101.5% (cost $352,073,008)		532,325,081
Liabilities in excess of other assets (1.5)%		(7,880,104)

NET ASSETS — 100.0%		$524,444,977

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
REITs	Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,710,740; cash collateral of $8,857,900 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$19,795,184	$—	$—
Air Freight & Logistics	6,409,359	—	—
Banks	87,197,807	—	—
Biotechnology	5,552,689	—	—
Building Products	5,187,507	—	—
Capital Markets	11,111,359	—	—
Chemicals	16,744,325	—	—
Communications Equipment	8,454,157	—	—
Consumer Finance	18,428,697	—	—
Containers & Packaging	6,550,032	—	—
Electric Utilities	18,070,985	—	—
Electrical Equipment	7,125,737	—	—
Electronic Equipment, Instruments & Components	8,339,052	—	—
Energy Equipment & Services	8,092,368	—	—
Equity Real Estate Investment Trusts (REITs)	8,305,481	—	—
Food & Staples Retailing	10,704,926	—	—
Food Products	13,571,147	—	—
Health Care Equipment & Supplies	8,096,294	—	—
Health Care Providers & Services	17,750,097	—	—
Hotels, Restaurants & Leisure	21,505,253	—	—
Household Durables	3,927,430	—	—
Household Products	11,850,243	—	—
Insurance	23,892,641	—	—
Internet Software & Services	11,690,503	—	—
IT Services	6,389,753	—	—
Media	20,318,858	—	—
Oil, Gas & Consumable Fuels	42,303,109	—	—
Pharmaceuticals	34,842,777	—	—
Road & Rail	9,028,685	—	—
Semiconductors & Semiconductor Equipment	8,396,419	—	—
Software	16,997,019	—	—
Technology Hardware, Storage & Peripherals	8,100,665	—	—
Textiles, Apparel & Luxury Goods	6,695,998	—	—
Wireless Telecommunication Services	8,716,003	—	—
Affiliated Mutual Funds	12,182,522	—	—

Total	$532,325,081	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment CompanyAct of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 7

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 17, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date January 17, 2018

*	Print the name and title of each signing officer under his or her signature.